Share-Based Compensation - Summary of Issued Share Based Awards (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Actual Fair Value on Vesting Date			$ 5.85
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Weighted Average Fair Value on Grant Date	$ 1.18
Unvested, Weighted Average Fair Value on Grant Date, opening balance	3.25	$ 3.25	3.26
Vested, Weighted Average Fair Value on Grant Date		0.00	3.43
Unvested, Weighted Average Fair Value on Grant Date, closing balance	$ 2.42	$ 3.25	$ 3.25
Management [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested, Number of Units, opening balance	300,000	300,000	300,000
Granted, Number of Units	200,000
Vested, Number of Units		0	0
Unvested, Number of Units, closing balance	500,000	300,000	300,000
Director [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested, Number of Units, opening balance			27,550
Vested, Number of Units			(27,550)